SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2020
SEGMENT INFORMATION
Schedule of operating results of the Group's reporting segments

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2020	products	protection	nutrition	Consolidated

Revenues from contracts with customers
Sale of goods and services	27,626,542	93,799,477	49,148,890	170,574,909
Royalties	1,775,790	—	—	1,775,790
Others
Government grants	24,732	—	—	24,732
Initial recognition and changes in the fair value of biological assets	41,755	418,712	256,274	716,741
Total	29,468,819	94,218,189	49,405,164	173,092,172

Cost of sales	(11,581,494)	(53,552,327)	(28,441,767)	(93,575,588)
Gross margin per segment	17,887,325	40,665,862	20,963,397	79,516,584
% of Segment Revenue	61%	43%	42%	46%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2019	products	protection	nutrition	Consolidated

Revenues from contracts with customers
Sale of goods and services	24,185,292	89,919,460	45,093,764	159,198,516
Royalties	1,110,463	—	—	1,110,463
Others
Goverment Grants	16,372	—	—	16,372
Initial recognition and changes in the fair value of biological assets.	—	279,945	—	279,945
Total	25,312,127	90,199,405	45,093,764	160,605,296

Cost of sales	(9,783,737)	(53,979,391)	(23,201,753)	(86,964,881)
Gross margin per segment	15,528,390	36,220,014	21,892,011	73,640,415
%	61%	40%	49%	46%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2018	products	protection	nutrition	Consolidated

Revenues from contracts with customers
Sale of goods and services	26,308,432	77,655,672	29,084,325	133,048,429
Royalties	442,689	—	—	442,689
Others
Goverment Grants	51,586	—	—	51,586
Total	26,802,707	77,655,672	29,084,325	133,542,704

Cost of sales	(13,413,758)	(49,453,167)	(14,227,626)	(77,094,551)
Gross margin per segment	13,388,949	28,202,505	14,856,699	56,448,153
%	50%	36%	51%	42%

Schedule of revenue by similar group of products or services

	06/30/2020	06/30/2019	06/30/2018

Seed and integrated products	29,402,332	25,295,755	26,751,121
Seeds, royalties & licenses	5,210,616	3,846,991	3,771,579
Packs	24,191,716	21,448,764	22,979,542

Crop protection	93,799,477	89,919,460	77,655,672
Adjuvants	45,372,840	41,854,730	39,931,915
Insecticides & fungicides	15,227,357	12,655,985	14,087,260
Other	33,199,280	35,408,745	23,636,497

Crop nutrition	49,148,890	45,093,764	29,084,325
Inoculants	16,718,571	18,644,673	14,352,761
Fertilizers	32,430,319	26,449,091	14,731,564

Total revenues	172,350,699	160,308,979	133,491,118

Schedule of geographical information

	06/30/2020	06/30/2019	06/30/2018

Argentina	130,918,908	124,011,642	106,077,922
Austria	1,085,908	899,045	470,849
Bolivia	2,982,953	2,494,216	2,090,758
Brazil	21,188,655	17,338,608	9,450,496
Lebanon	—	(115,927)	376,862
United States of America	1,515,185	2,562,376	1,395,438
Italy	188,604	132,206	10,879
Paraguay	4,428,078	2,506,348	5,584,861
United Kingdom	123,844	137,044	387,859
South Africa	1,927,333	3,019,474	3,711,852
France	911,140	711,522	270,878
Canada	319,681	—	3,553
Ukraine	309,956	611,993	344,401
Uruguay	6,234,956	4,684,854	3,197,974
Rest of the world	215,498	1,315,578	116,536
Total revenues	172,350,699	160,308,979	133,491,118

	06/30/2020	06/30/2019	06/30/2018
Non-current assets
Argentina	93,682,114	106,056,232	77,860,852
United States	7,168,376	6,136,461	2,411,673
Paraguay	714,011	722,914	605,491
Brazil	685,587	305,477	340,144
Bolivia	15,588	27,487	39,857
South Africa	598	7,080	14,423
India	—	38	78
Francia	33,556	—	—
Colombia	22,313	—	—
Uruguay	53,282	—	—
Total non current assets	102,375,425	113,255,689	81,272,518

Property, plant and equipment	41,515,106	43,834,548	40,177,146
Intangible assets	35,333,464	39,616,426	26,657,345
Goodwill	25,526,855	29,804,715	14,438,027
Total reportable assets	102,375,425	113,255,689	81,272,518
Total non reportable assets	195,185,944	129,211,608	115,366,246
Total assets	297,561,369	242,467,297	196,638,764